Note 16 - Financial Instruments With Off-balance Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Financial Instrument Commitments [Table Text Block]
	2023	2022
Commitments to originate loans	$30,346	$36,087
Unfunded commitments under lines of credit	54,163	49,881
Standby letters of credit	455	2,601